Finance lease - Assets recorded under finance leases (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Finance Leases
Vessels and vessel equipment, net of accumulated depreciation	$ 282,930,184	$ 296,708,230
Deferred drydock expenditures, net of accumulated amortization	2,751,781	4,419,417
Ballast water treatment systems, installation in progress	2,141,135	221,277
Total finance lease asset	$ 287,823,100	$ 301,348,924